UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Global Associates, LLC

Address:  570 Lexington Avenue, 24th Floor
          New York, NY 10022


13F File Number: 28-10824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Noubar Torossian
Title:  Controller
Phone:  (212) 813-1024


Signature, Place and Date of Signing:


/s/ Noubar Torossian               New York, NY              May 15, 2006
--------------------               ------------             -------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total: $204,993
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number              Name

1           28-06311                          March Partners, LLC

                        FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4    COLUMN 5        COLUMN 6       COLUMN 7       COLUMN 8

                                                           VALUE    SHRS OR  SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (x1000)  PRN AMT  PRN CALL  DISCRETION     MANAGERS  SOLE   SHARED  NONE

ACCO BRANDS CORP               COM              00081T108   4,107   185,000  SH        Shared-Defined   1      185,000
AFFILIATED COMPUTER SERVICES   CL A             008190100   3,878    65,000  SH        Shared-Defined   1       65,000
AFFILIATED COMPUTER SERVICES   CL A             08190100       47    31,500  SH  PUT   Shared-Defined   1       31,500
ALBERTSONS INC                 COM              013104104  10,443   406,800  SH        Shared-Defined   1      406,800
ANTEON INTL CORP               COM              03674E108   6,875   126,000  SH        Shared-Defined   1      126,000
ARDEN RLTY INC                 COM              039793104   1,480    32,800  SH        Shared-Defined   1       32,800
ARTESYN TECHNOLOGIES INC       COM              043127109   3,285   300,000  SH        Shared-Defined   1      300,000
ASM INTL N V                   COM              N07045102   1,021    50,500  SH        Shared-Defined   1       50,500
BANK OF AMERICA CORP           COM              060505104   2,987    65,599  SH        Shared-Defined   1       65,599
BAXTER INTL INC                COM              071813109     257    27,000  SH        Shared-Defined   1       27,000
BELLSOUTH CORP                 COM              079860102   2,599    75,000  SH        Shared-Defined   1       75,000
BRINKS CO                      COM              109696104   2,294    45,200  SH        Shared-Defined   1       45,200
BURLINGTON COAT FACTORY        COM              121579106   1,136    25,000  SH        Shared-Defined   1       25,000
BURLINGTON RES INC             COM              122014103   2,918    31,700  SH        Shared-Defined   1       31,700
CARNIVAL CORP                  PAIRED CTF       143658300   2,226    47,000  SH        Shared-Defined   1       47,000
CEDAR SHOPPING CTRS INC        COM NEW          150602209   1,540    97,200  SH        Shared-Defined   1       97,200
CHA SURETY CORP                COM              12612L108   1,747   104,400  SH        Shared-Defined   1      104,400
CHIRON CORP                    COM              170040109   2,291    50,000  SH        Shared-Defined   1       50,000
CINERGY CORP                   COM              172474108   6,121   134,800  SH        Shared-Defined   1      134,800
CITIGROUP INC                  COM              172967101     248     5,250  SH        Shared-Defined   1        5,250
CONSTELLATION ENERGY GROUP I   COM              210371100   3,272    59,800  SH        Shared-Defined   1       59,800
DISNEY WALT CO                 COM DISNEY       254687106     745    26,700  SH        Shared-Defined   1       26,700
EAGLE MATERIALS INC            CL B             26969P207     287     4,500  SH        Shared-Defined   1        4,500
EDUCATION MGMT CORP            COM              28139T101   4,784   115,000  SH        Shared-Defined   1      115,000
ENGELHARD CORP                 COM              292845104   5,942   150,000  SH        Shared-Defined   1      150,000
FAIRMONT HOTELS RESORTS INC    COM              305204109     671    15,000  SH        Shared-Defined   1       15,000
FALCONBRIDGE LTD NEW 2005      COM              306104100   6,437   183,655  SH        Shared-Defined   1      183,655
FALCONBRIDGE LTD NEW 2005      COM              306104100     922    26,345  SH        Shared-Defined   1       26,345
FARMER BROS CO                 COM              307675108   3,492   156,600  SH        Shared-Defined   1      156,600
GTECH HLDGS CORP               COM              4005181006  5,584   164,000  SH        Shared-Defined   1      164,000
GUIDANT CORP                   COM              401698105   2,435    31,200  SH        Shared-Defined   1       31,200
GUIDANT CORP                   PUT              401698105      35    50,000  SH  PUT   Shared-Defined   1       50,000
GUIDANT CORP                   PUT              401698105     120   120,300  SH  PUT   Shared-Defined   1      120,300
HUNTSMAN CORP                  COM              447011107   1,939   100,450  SH        Shared-Defined   1      100,450
IMS HEALTH INC                 COM              449934108  11,607   450,400  SH        Shared-Defined   1      450,400
J JILL GROUP INC               COM              466189107   1,315    55,000  SH        Shared-Defined   1       55,000
JOHN HANCOCK BK & THRIFT OPP   SH BEN INT       409735107   1,543   160,850  SH        Shared-Defined   1      160,850
KEYSPAN CORP                   COM              49337W100   8,174   200,000  SH        Shared-Defined   1      200,000
LAFARGE NORTH AMERICA INC      COM              505862102   8,492   101,100  SH        Shared-Defined   1      101,100
LEXAR MEDIA INC                COM              52886P104     257    30,000  SH        Shared-Defined   1       30,000
LUCENT TECHNOLOGIES INC        COM              549463107     177    58,100  SH        Shared-Defined   1       58,100
LUCENT TECHNOLOGIES INC        PUT              549463107       3    52,200  SH  PUT   Shared-Defined   1       52,200
MARINER ENERTGY INC            COM              56845T305   3,282   160,000  SH        Shared-Defined   1      160,000
MAXTOR CORP                    COM NEW          577729205   9,082   950,000  SH        Shared-Defined   1      950,000
MORGAN STANLEY                 COM NEW          617446448   1,571    25,000  SH        Shared-Defined   1       25,000
NEW YORK CMNTY BANCORP INC     COM              649445103   1,939   110,700  SH        Shared-Defined   1      110,700
NEXTEL PARTNERS INC            CL A             65333F107  12,526   442,300  SH        Shared-Defined   1      442,300
NORTH FORK BANCORPORATION NY   COM              659424105   5,305   184,000  SH        Shared-Defined   1      184,000
NORTHWESTERN CORP              COM NEW          668074305     934    30,000  SH        Shared-Defined   1       30,000
PROCTER & GAMBLE CO            COM              742718109   1,441    25,000  SH        Shared-Defined   1       25,000
PROVIDENT FINL SVCS INC        COM              74386T105   1,915   105,800  SH        Shared-Defined   1      105,800
PRUDENTIAL PLC                 ADR              74435K204     695    60,000  SH        Shared-Defined   1       60,000
PUBLIC SVC ENTERPRISE GROUP    COM              744573106   7,826   122,200  SH        Shared-Defined   1      122,200
REMINGTON OIL & GAS CORP       COM              759594302   6,483   150,000  SH        Shared-Defined   1      150,000
RENAL CARE GROUP INC           COM              759930100   9,209   192,100  SH        Shared-Defined   1      192,100
RETAIL VENTURES INC            COM              76128Y102   2,785   190,000  SH        Shared-Defined   1      190,000
SPDR TR                        UNIT SER 1       78462F103      13    50,000  SH  PUT   Shared-Defined   1       50,000
SPDR TR                        UNIT SER 1       78462F103      18    50,000  SH  PUT   Shared-Defined   1       50,000
SPRINT NEXTEL CORP             COM FON          852061100   6,873   266,000  SH        Shared-Defined   1      266,000
SUNTERRA CORP                  COM NEW          86787D208   1,438   100,700  SH        Shared-Defined   1      100,700
TIME WARNER TELECOM INC        CL A             887319101     808    45,000  SH        Shared-Defined   1       45,000
TITAN INTL INC ILL             COM              88830M102     604    35,000  SH        Shared-Defined   1       35,000
TRIPATH IMAGING INC            COM              896942109     255    36,550  SH        Shared-Defined   1       36,550
VERIZON COMMUNICATIONS         COM              92343V104   4,258   125,000  SH        Shared-Defined   1      125,000




SK 00536 0003 669369